Cover Page	12 Months Ended
May 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	May 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	New Oriental Education & Technology Group Inc.
Entity Central Index Key	0001372920
Current Fiscal Year End Date	--05-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Voluntary Filers	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding	157,849,714
Document Accounting Standard	U.S. GAAP
Entity Incorporation, State or Country Code	E9
Entity Address, Country	CN
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Common Stock [Member]
Document Information [Line Items]
No Trading Symbol Flag	true
Title of 12(b) Security	Common shares
Security Exchange Name	NYSE
American Depositary Shares [Member]
Document Information [Line Items]
Trading Symbol	EDU
Title of 12(b) Security	American depositary shares, each representing one common share
Security Exchange Name	NYSE